Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Securities
Summary of amortized cost and fair value of securities, excluding trading securities

The amortized cost and fair value of securities, excluding trading securities, are summarized as follows (in thousands).

	Available for Sale
		Gross	Gross
	Amortized	Unrealized	Unrealized
March 31, 2014	Cost	Gains	Losses	Fair Value
U.S. Treasury securities	$63,684	$80	$(94)	$63,670
U.S. government agencies:
Bonds	704,980	1,051	(38,903)	667,128
Residential mortgage-backed securities	57,781	1,269	(505)	58,545
Collateralized mortgage obligations	117,336	296	(3,800)	113,832
Corporate debt securities	95,422	4,955	(226)	100,151
States and political subdivisions	155,292	843	(3,550)	152,585
Commercial mortgage-backed securities	618	69	—	687
Equity securities	20,237	4,426	—	24,663
Note receivable	43,267	5,315	—	48,582
Warrant	12,068	3,448	—	15,516
Totals	$1,270,685	$21,752	$(47,078)	$1,245,359

	Available for Sale
	Amortized	Unrealized	Unrealized
December 31, 2013	Cost	Gains	Losses	Fair Value
U.S. Treasury securities	$43,684	$82	$(238)	$43,528
U.S. government agencies:
Bonds	717,909	550	(55,727)	662,732
Residential mortgage-backed securities	59,936	735	(584)	60,087
Collateralized mortgage obligations	124,502	349	(4,390)	120,461
Corporate debt securities	72,376	4,610	(378)	76,608
States and political subdivisions	162,955	388	(6,508)	156,835
Commercial mortgage-backed securities	691	69	—	760
Equity securities	20,067	2,012	—	22,079
Note receivable	42,674	5,235	—	47,909
Warrant	12,068	76	—	12,144
Totals	$1,256,862	$14,106	$(67,825)	$1,203,143

The amortized cost and fair value of available for sale securities are summarized as follows (in thousands).

		Gross	Gross
	Amortized	Unrealized	Unrealized
December 31, 2013	Cost	Gains	Losses	Fair Value
U.S. Treasury securities	$43,684	$82	$(238)	$43,528
U.S. government agencies:
Bonds	717,909	550	(55,727)	662,732
Residential mortgage-backed securities	59,936	735	(584)	60,087
Collateralized mortgage obligations	124,502	349	(4,390)	120,461
Corporate debt securities	72,376	4,610	(378)	76,608
States and political subdivisions	162,955	388	(6,508)	156,835
Commercial mortgage-backed securities	691	69	—	760
Equity securities	20,067	2,012	—	22,079
Note receivable	42,674	5,235	—	47,909
Warrant	12,068	76	—	12,144
Totals	$1,256,862	$14,106	$(67,825)	$1,203,143

		Gross	Gross
	Amortized	Unrealized	Unrealized
December 31, 2012	Cost	Gains	Losses	Fair Value
U.S. Treasury securities	$7,046	$141	$(2)	$7,185
U.S. government agencies:
Bonds	524,888	1,663	(314)	526,237
Residential mortgage-backed securities	18,473	490	(70)	18,893
Collateralized mortgage obligations	97,812	191	(79)	97,924
Corporate debt securities	79,716	7,461	—	87,177
States and political subdivisions	177,701	196	(2,138)	175,759
Commercial mortgage-backed securities	1,001	72	—	1,073
Equity securities	19,289	1,139	—	20,428
Note receivable	40,508	3,652	—	44,160
Warrant	12,068	49	—	12,117
Totals	$978,502	$15,054	$(2,603)	$990,953

Schedule of information regarding available for sale securities that were in an unrealized loss position

Information regarding securities that were in an unrealized loss position is shown in the following tables (dollars in thousands).

	March 31, 2014			December 31, 2013
	Number of		Unrealized	Number of		Unrealized
	Securities	Fair Value	Losses	Securities	Fair Value	Losses
Available for Sale
U.S. treasury securities:
Unrealized loss for less than twelve months	6	$13,289	$94	6	$12,748	$238
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	6	13,289	94	6	12,748	238
U.S. government agencies:
Bonds:
Unrealized loss for less than twelve months	31	399,291	24,490	35	526,817	45,274
Unrealized loss for twelve months or longer	7	160,352	14,413	5	90,931	10,453
	38	559,643	38,903	40	617,748	55,727
Residential mortgage-backed securities:
Unrealized loss for less than twelve months	1	1,595	62	2	2,194	54
Unrealized loss for twelve months or longer	3	9,325	443	3	9,309	530
	4	10,920	505	5	11,503	584
Collateralized mortgage obligations:
Unrealized loss for less than twelve months	6	68,200	3,740	7	84,054	4,320
Unrealized loss for twelve months or longer	2	4,095	60	2	4,995	70
	8	72,295	3,800	9	89,049	4,390
Corporate debt securities:
Unrealized loss for less than twelve months	7	10,732	226	7	10,754	378
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	7	10,732	226	7	10,754	378
States and political subdivisions:
Unrealized loss for less than twelve months	29	21,753	257	46	30,245	669
Unrealized loss for twelve months or longer	140	92,954	3,293	150	96,882	5,839
	169	114,707	3,550	196	127,127	6,508
Total available for sale:
Unrealized loss for less than twelve months	80	514,860	28,869	103	666,812	50,933
Unrealized loss for twelve months or longer	152	266,726	18,209	160	202,117	16,892
	232	$781,586	$47,078	263	$868,929	$67,825

Information regarding available for sale securities that were in an unrealized loss position is shown in the following table (dollars in thousands).

	December 31, 2013			December 31, 2012
	Number of		Unrealized	Number of		Unrealized
	Securities	Fair Value	Losses	Securities	Fair Value	Losses
U.S. treasury securities:
Unrealized loss for less than twelve months	6	$12,748	$238	2	$2,427	$2
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	6	12,748	238	2	2,427	2
U.S. government agencies:
Bonds:
Unrealized loss for less than twelve months	35	526,817	45,274	14	236,305	314
Unrealized loss for twelve months or longer	5	90,931	10,453	—	—	—
	40	617,748	55,727	14	236,305	314
Residential mortgage-backed securities:
Unrealized loss for less than twelve months	2	2,194	54	7	12,279	70
Unrealized loss for twelve months or longer	3	9,309	530	—	—	—
	5	11,503	584	7	12,279	70
Collateralized mortgage obligations:
Unrealized loss for less than twelve months	7	84,054	4,320	8	38,887	79
Unrealized loss for twelve months or longer	2	4,995	70	—	—	—
	9	89,049	4,390	8	38,887	79
Corporate debt securities:
Unrealized loss for less than twelve months	7	10,754	378	—	—	—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	7	10,754	378	—	—	—
States and political subdivisions:
Unrealized loss for less than twelve months	46	30,245	669	225	156,664	2,138
Unrealized loss for twelve months or longer	150	96,882	5,839	—	—	—
	196	127,127	6,508	225	156,664	2,138
Total available for sale:
Unrealized loss for less than twelve months	103	666,812	50,933	256	446,562	2,603
Unrealized loss for twelve months or longer	160	202,117	16,892	—	—	—
	263	$868,929	$67,825	256	$446,562	$2,603

Schedule of amortized cost and fair value of securities, excluding trading and equity available for sale securities and the available for sale warrant by contractual maturity

The amortized cost and fair value of securities, excluding trading and available for sale equity securities and the available for sale warrant, at March 31, 2014 are shown by contractual maturity below (in thousands).

	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost	Fair Value	Cost	Fair Value
Due in one year or less	$135,582	$135,741	$—	$—
Due after one year through five years	117,222	126,696	—	—
Due after five years through ten years	85,407	86,616	—	—
Due after ten years	724,434	683,063	1,399	1,390
	1,062,645	1,032,116	1,399	1,390

Residential mortgage-backed securities	57,781	58,545	29,582	29,512
Collateralized mortgage obligations	117,336	113,832	—	—
Commercial mortgage-backed securities	618	687	—	—
	$1,238,380	$1,205,180	$30,981	$30,902

The amortized cost and fair value of securities, excluding trading and available for sale equity securities and the available for sale warrant, at December 31, 2013 are shown by contractual maturity below (in thousands).

	Amortized
	Cost	Fair Value
Due in one year or less	$125,804	$125,881
Due after one year through five years	115,950	125,245
Due after five years through ten years	70,173	70,280
Due after ten years	727,671	666,206
	1,039,598	987,612

Residential mortgage-backed securities	59,936	60,087
Collateralized mortgage obligations	124,502	120,461
Commercial mortgage-backed securities	691	760
	$1,224,727	$1,168,920